Subsidiary Guarantors (Details)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest held	100.00%
EQT Midstream Finance Corporation
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest held	100.00%
Senior Notes | 4.00% Senior Notes
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest rate	4.00%	4.00%